Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Government authorities	[1]	$ 1,271,046	$ 1,211,885
Professional fees		866,523	959,654
Grants received in advance			243,956
Provision for legal claims		42,183	43,477
Other		132,523	118,739
Total accrued expenses and other current liabilities		$ 2,312,275	$ 2,577,711

[1]	Such amount for both December 31, 2023 and 2022 contains primarily liability to the IIA. See Note 8.a.1. for additional information.